Unaudited interim condensed consolidated statements of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Loss before taxes	€ (12,785)	€ (18,967)
Adjustments to reconcile loss to cash flow from operating activities
Amortization and depreciation	6,670	4,432
Interest income		(13)
Interest expense	471	718
Expected credit loss allowances on trade receivables and contract assets	675	1,674
Share-based payment expenses	4,276	1,393
Tax expense	124	129
Other non-cash items	126	(686)
Changes in operating assets and liabilities
Inventories	2,124	(6,252)
Trade receivables and contract assets	10,034	(64)
Other assets	328	269
Trade payables	(17,722)	274
Other liabilities	(2,151)	2,457
Cash flow used in operating activities	(7,830)	(14,636)
Investing activities
Cash paid for investments in intangible assets	(2,089)	(3,965)
Cash paid for investments in property, plant and equipment	(2,696)	(3,072)
Grants received for investment in property, plant and equipment	0	390
Interest received		13
Cash flow used in investing activities	(4,785)	(6,634)
Financing activities
Cash paid for acquisition of non-wholly owned subsidiary		(75)
Cash received from loans	1,769	928
Cash repayments of loans	(185)	(1,260)
Cash repayments of lease liabilities	(2,263)	(1,619)
Interest paid	(82)	(399)
Cash flow from used in financing activities	(761)	(2,425)
Changes in cash and cash equivalents	(13,376)	(23,695)
Cash and cash equivalents at the beginning of the period	48,156	41,095
Cash and cash equivalents at the end of the period	€ 34,780	€ 17,400